Revenue from contracts with customers	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
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Revenue from contracts with customers
6.	Revenue from contracts with customers
Disaggregation and timing of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

	For the six months ended June 30,
(in €‘000)	2022	2021
Type of goods or service
Charging sessions	23,994	11,006
Service revenue from the sale of charging equipment	18,442	4,326
Service revenue from installation services	5,964	3,693
Service revenue from operation and maintenance of charging equipment	1,822	1,393
Service revenue from consulting services	470	—
Total revenue from external customers	50,692	20,418
Timing of revenue recognition
Services transferred over time	8,257	5,085
Goods and services transferred point in time	42,435	15,333
Total revenue from external customers	50,692	20,418

5.	Revenue from contracts with customers
Disaggregation and timing of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2021	2020	2019

Type of goods or service
Charging sessions	26,108	14,879	9,515
Service revenue from the sale of charging equipment	37,253	15,207	9,147
Service revenue from installation services	19,516	12,313	6,880
Service revenue from operation and maintenance of charging equipment	3,414	1,850	280
Total revenue from external customers	86,291	44,249	25,822
Timing of revenue recognition
Services transferred over time	22,930	14,162	7,160
Goods and services transferred point in time	63,361	30,087	18,662
Total revenue from external customers	86,291	44,249	25,822
Assets and liabilities related to contracts with customers
The Group has recognized the following assets and liabilities related to contracts with customers:

(in €‘000)	December 31, 2021	December 31, 2020

Assets
Current contract assets	1,226	41
Loss allowance	—	—
Total contract assets	1,226	41
Liabilities
Current contract liabilities	21,192	7,278
Total contract liabilities	21,192	7,278
Refer to Note 19 for details on trade receivables and the loss allowance on trade receivables and contract assets.
Significant changes in contract assets and liabilities
The change in contract assets and contract liabilities is the result of the Group’s EPC activities which started in 2019 and which have increased since then. For certain EPC contracts, the Group provides services exceeding the payments received from customers which result in contract assets. Conversely, the Group receives prepayments for certain EPC contracts which result in contract liabilities. For the year ended December 31, 2021, contract assets increased mainly for EPC contracts with
Mega-E
where significant milestones were reached. Contract liabilities increased mainly as a result of prepayments received for EPC contracts with EV Cars. For more information on balances with related parties, reference is made to Note 33.2.
The Group also recognized a loss allowance for contract assets in accordance with IFRS 9, see Note 30 for further information.
Revenue recognized in relation to contract liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2021	2020	2019
Revenue recognized that was included in the contract liability balance at the beginning of the period	7,280	5,250	3,715
Performance obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	December 31, 2021	December 31, 2020

Within one year	25,274	23,384
Total	25,274	23,384
All remaining performance obligations are expected to be recognized within one year from the reporting date, for each of the reporting periods presented.